LOANS (excluding covered loans) - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Nonaccrual Status	$ 13,000,000	$ 14,100,000	$ 18,100,000
Gain (loss) on sale of other real estate owned	(1,250,000)	(3,250,000)	(3,971,000)
Non Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Nonaccrual Status	13,000,000	14,100,000
Residential Portfolio Segment [Member] | Non Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	$ 100,000